Subsequent events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent events
Number of options granted		80,907,443	56,222,658	18,200,000
Share options with service condition only
Subsequent events
Number of options granted			4,250,000	18,200,000
Subsequent event | Over allotment option | ADS
Subsequent events
Shares issued	455,000
Public per share	$ 15.50
Net proceeds	$ 6,559
Subsequent event | Share options with service condition only
Subsequent events
Number of options granted	5,485,508